Offerings	Oct. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,333,334
Proposed Maximum Offering Price per Unit	16
Maximum Aggregate Offering Price	$ 53,333,344
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,640
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	6,250,000
Proposed Maximum Offering Price per Unit	16
Maximum Aggregate Offering Price	$ 100,000,000
Amount of Registration Fee	$ 13,810